2014 Private Placements - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended	0 Months Ended						0 Months Ended				0 Months Ended		1 Months Ended		1 Months Ended			0 Months Ended		2 Months Ended	6 Months Ended			0 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Feb. 28, 2014 FIN Electronic Cigarette	Jun. 30, 2014 FIN Electronic Cigarette	Apr. 22, 2014 Debt Instrument, Redemption, Period One [Member]	Apr. 22, 2014 Debt Instrument, Redemption, Period Two [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes	May 30, 2014 6% Original Discount Senior Secured Convertible Promissory Notes	Jun. 30, 2014 6% Original Discount Senior Secured Convertible Promissory Notes	May 30, 2014 6% Original Discount Senior Secured Convertible Promissory Notes FIN Electronic Cigarette	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Debt Instrument, Redemption, Period Three [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Debt Instrument, Redemption, Period Four [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Debt Instrument, Redemption, Period Five [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche One [Member]	Jun. 30, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche One [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche One [Member]	Jun. 03, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche Two [Member]	Jun. 30, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche Two [Member]	Jun. 03, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche Two [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche Two [Member]	Apr. 22, 2014 6% Original Discount Senior Secured Convertible Promissory Notes Tranche Three [Member]	Sep. 02, 2014 Subsequent Event [Member] 6% Original Discount Senior Secured Convertible Promissory Notes Tranche Three [Member]	Jan. 31, 2014 January Private Placements	Jun. 30, 2014 January Private Placements	Jan. 31, 2014 January Private Placements Subsequent Event [Member]	Feb. 28, 2014 February Private Placements	Jun. 30, 2014 February Private Placements	Feb. 28, 2014 February Private Placements Subsequent Event [Member]	Feb. 28, 2014 February Private Placements Subsequent Event [Member]	Jun. 19, 2014 2014 Private Placement [Member]	Jun. 30, 2014 2014 Private Placement [Member]	Jun. 30, 2014 April Private Placements	Apr. 30, 2014 April Private Placements	Apr. 30, 2014 April Private Placements Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Private offering, aggregate principal amount		$ 62,262,217							$ 6,315,789								$ 24,175,824			$ 4,395,604			$ 3,296,704	$ 11,325,000		$ 11,325,000	$ 16,050,000			$ 16,050,000
Original Discount Senior Secured Convertible Promissory Notes									4.00%								6.00%			6.00%			6.00%	15.00%		15.00%	15.00%					15.00%
Warrants to purchase common stock, exercise price	$ 0.25																							$ 5.00		$ 5.00	$ 5.00			$ 5.00	$ 6.50	$ 5.00	$ 6.00
Proceeds from private offering		27,375,000							2,000,000						20,511,200			3,950,000						10,506,000		10,505,790	14,919,000		14,919,000
Debt instrument, percentage of principal and Accrued interest			115.00%																													115.00%
Conversion price										$ 6.00						$ 6.90	$ 9.92		$ 7.48		$ 10.63				$ 3.77			$ 3.77				$ 5.00
Debt Conversion Description																																The conversion price will also adjust on any subsequent issuance of shares of common stock or common stock equivalents based on a formula intended to maintain the fully diluted percentage ownership on an “if converted” basis. Furthermore, if the Company or any subsidiary thereof sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition) any of its common stock or any securities which would entitle the holder thereof to acquire at any time its common stock, then the conversion price will be adjusted downward by multiplying it by a fraction, the numerator of which shall be 79,163,999 and the denominator of which shall be the number of fully-diluted shares of our common stock outstanding following such issuance. As of June 30, 2014, as a result of the subsequent issuances of our convertible notes, warrants and shares of our common stock described below, the conversion price of the notes issued in the January Private Placement and February Private Placement is $3.77 per share.
Debt instrument, percentage of accrued interest																																100.00%
Number of shares that warrants are exercisable for	200,000																													5,475,000	155,870	5,475,000	130,832	120,768
Warrant exercise period	5 years																												5 years			5 years	5 years
Convertible notes, issuance discount									5.00%								9.00%
Additional cash payment, interest						68,750	75,000
Principal amount that must be prepaid								12,000,000
Redeemable amount per month												800,000	1,000,000	1,000,000
Percentage of VWAP that conversion price would reset to									80.00%	70.00%												115.00%
Minimum underwritten public offering that triggers conversion price reset								25,000,000
Embedded derivative, description		The five embedded derivatives were the conversion option, the mandatory default amount, the fundamental transaction redemption right, the “stock on” provision and the dividend rights. The mandatory default amount represents the greater of the (i) as converted value of the note plus accrued interest or (ii) 110% of the outstanding principal and 100% of accrued interest. The fundamental transaction redemption right represents 107.5% of the outstanding principal and 100% of accrued and unpaid interest. The “stock on” provision represents the number of shares of common stock equal to the quotient of the applicable redemption amount and 90% of the arithmetic average of each of the five lowest daily VWAPs for the common stock. The dividend rights represent the right to receive dividends paid and distributions made to holders of common stock to the same extent as if the holders of the 6% Notes had converted the 6% Notes into common stock.							The mandatory default amount represents 130% of the outstanding principal and accrued interest, plus a make-whole amount, which represents interest for the remaining term of the note. The Company has the option to make monthly payments in shares at the amortization conversion rate, which is 82.5% of the lowest VWAP. The prepayment provision allows the Company to prepay any portion of the outstanding principal amount of the note.
Short term promissory note				15,000,000	15,000,000						4,210,526
Number of shares issued																															623,485	623,485			483,075
Private offerings, description																															On April 30, 2014 and June 19, 2014 we completed private offerings of 623,485 units, each unit consisting of (i) one share of our common stock and (ii) a warrant to purchase 1/4 share of our common stock
Private offering of units																															$ 3,647,382